SEGMENTS, GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Long-lived assets by geographic location) (Details) - Percentage of Long-lived Assets [Member] - Geographic Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from External Customer [Line Items]
Concentration percentage	100.00%	100.00%
Israel [Member]
Revenue from External Customer [Line Items]
Concentration percentage	43.00%	48.00%
USA [Member]
Revenue from External Customer [Line Items]
Concentration percentage	24.00%	24.00%
Germany [Member]
Revenue from External Customer [Line Items]
Concentration percentage	28.00%	22.00%
Other [Member]
Revenue from External Customer [Line Items]
Concentration percentage	5.00%	6.00%